Segmented information (Geographical segment) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 1,868,003	$ 1,474,984
Non-current assets	3,520,607	3,627,248
Canada [member]
Disclosure of geographical areas [line items]
Revenue	994,534	704,719
Non-current assets	3,042,533	3,100,285
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets	397,678	395,223
United States [Member]
Disclosure of geographical areas [line items]
Revenue	873,469	770,265
Non-current assets	80,352	131,683
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets	38	46
Germany [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 6	$ 11